NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 29, 2013	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2022
Accounting Policies [Abstract]
Entity Incorporation, Date of Incorporation	Jul. 29, 2013
Depreciation		$ 2,216	$ 2,224	$ 4,441	$ 41,010